Note 6 - Operating Segment Reporting	12 Months Ended
Dec. 31, 2020
Operating Segments Reporting
Disclosure Of Entitys Reportable Segments Explanatory

6. Operating segment reporting

Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group and, ultimately, into the reportable operating segments themselves.

As of December 31, 2020, the structure of the information by operating segments of the BBVA Group remains basically the same as that of the financial year ended 2019, although BBVA reached agreements that, in some cases, could affect its structure. Due to the agreement reached for the sale of the Group's entire stake in BBVA USA Bancshares, Inc., parent company of the Group companies related to the banking business in the United States, the balance sheet items of the companies for sale and the gains and losses generated by them have been classified in accordance with IFRS 5 “Non-current assets held for sale and discontinued operations” (see Notes 2.2.4 and 21). Likewise, in accordance with IFRS 8 “Operating Segments”, information on the United States operating segment including the balances of the companies for sale continues to be provided for the years 2020, 2019 and 2018. The BBVA Group's operating segments and the agreements reached are summarized below:

•Spain

Includes mainly the banking and insurance business that the Group carries out in Spain, including the results of the new company BBVA Allianz Seguros y Reaseguros, S.A. (see Note 3).

•The United States

Includes the business activity of BBVA USA, comprising the Group's wholesale business through the New York branch, the stake in Propel Venture Partners and the business developed through its broker dealer BBVA Securities Inc. None of the aforementioned activities has been included in the sale agreement reached with PNC. Regarding this agreement, it includes BBVA USA and other subsidiaries in the United States with activities related to the banking activity (see Notes 1.3, 3 and Note 21).

•Mexico

Includes banking and insurance businesses in this country as well as the activity of BBVA Mexico in Houston.

•Turkey

Reports the activity of Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.

•South America

Primarily includes the Group´s banking and insurance businesses in the region. In relation to the sale of BBVA Paraguay, the closing of the transaction took place in January 2021 (see Note 3).

•Rest of Eurasia

Includes the banking business activity carried out by the Group in Europe and Asia, excluding Spain.

Lastly, Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function; management of structural exchange rate positions; some equity instruments issuances to support an adequate management of the Group's global solvency. It also includes portfolios whose management is not linked to customer relationships, such as industrial holdings, certain tax assets and liabilities; funds due to commitments to employees; goodwill and other intangible assets.

The breakdown of the BBVA Group’s total assets by operating segments as of December 31, 2020, 2019 and 2018, is as follows:

Total assets by operating segments (Millions of Euros)
	2020	2019	2018
Spain	405.878	364.427	353.923
The United States	93.953	88.529	82.057
Mexico	110.224	109.079	97.432
Turkey	59.585	64.416	66.250
South America	55.435	54.996	54.373
Rest of Eurasia	22.881	23.257	18.845
Subtotal assets by operating segments	747.957	704.703	672.880
Corporate Center and adjustments	(11.781)	(6.967)	2.796
Total assets BBVA Group	736.176	697.737	675.675

The following table sets forth certain summarized information relating to results of each operating segment and Corporate Center for the years ended December 31, 2020, 2019 and 2018:

	BBVA Group	Spain	The United States	Mexico	Turkey	South America	Rest of Eurasia	Corporate Center	Adjustments (***)
2020
Net interest income	14.592	3.553	2.284	5.415	2.783	2.701	214	(149)	(2.209)
Gross income	20.166	5.554	3.152	7.017	3.573	3.225	510	(57)	(2.808)
Operating income	11.079	2.515	1.281	4.677	2.544	1.853	225	(876)	(1.140)
Operating profit /(loss) before tax	5.248	809	502	2.472	1.522	896	184	(1.160)	22
Profit (loss) after tax from discontinued operations	(1.729)	-	-	-	-	-	-	-	(1.729)
Net attributable profit (loss) (**)	1.305	606	429	1.759	563	446	137	(2.635)	-
2019 (*)
Net interest income	15.789	3.567	2.395	6.209	2.814	3.196	175	(233)	(2.335)
Gross income	21.522	5.656	3.223	8.029	3.590	3.850	454	(339)	(2.941)
Operating income	11.368	2.402	1.257	5.384	2.375	2.276	161	(1.294)	(1.193)
Operating profit /(loss) before tax	7.046	1.878	705	3.691	1.341	1.396	163	(1.457)	(670)
Profit (loss) after tax from discontinued operations	(758)	-	-	-	-	-	-	-	(758)
Net attributable profit (loss) (**)	3.512	1.386	590	2.699	506	721	127	(2.517)	-
2018 (*)
Net interest income	15.285	3.618	2.276	5.568	3.135	3.009	175	(269)	(2.227)
Gross income	20.936	5.888	2.989	7.193	3.901	3.701	415	(420)	(2.731)
Operating income	10.883	2.554	1.129	4.800	2.654	1.992	128	(1.291)	(1.083)
Operating profit /(loss) before tax	7.565	1.840	920	3.269	1.444	1.288	147	(1.329)	(15)
Profit (loss) after tax from discontinued operations	704	-	-	-	-	-	-	-	704
Net attributable profit (loss) (**)	5.400	1.400	736	2.367	567	578	96	(343)	-

(*) The figures corresponding to 2019 and 2018 have been restated (see Note 1.3).

(**) See Note 55.

(***) It includes the reclassification as “Profit (loss) after tax from discontinued operations” of the balances from companies for sale in BBVA USA (see Note 21).